Share-Based Compensation (Details) - Schedule of Share-Based Compensation Expenses Related to Grants Under the 2019 Plan - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Schedule of Share-Based Compensation Expenses Related to Grants Under the 2019 Plan [Line Items]
Share-based compensation	$ 388	$ 511	$ 771	$ 1,144
Research & development [Member]
Schedule of Share-Based Compensation Expenses Related to Grants Under the 2019 Plan [Line Items]
Share-based compensation	145	122	269	318
General & administrative [Member]
Schedule of Share-Based Compensation Expenses Related to Grants Under the 2019 Plan [Line Items]
Share-based compensation	$ 243	$ 389	$ 502	$ 826